Share-Based Compensation (Details) - Schedule of incentive units occurred under the incentive plan - Manscaped Holdings, LLC [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 30, 2020
Share-Based Compensation (Details) - Schedule of incentive units occurred under the incentive plan [Line Items]
Incentive Units, Unvested beginning balance		8,408,700
Weighted- Average Grant Date Fair Value Per Unit, Unvested beginning balance (in Dollars per share)		$ 1.01
Granted	188,000	1,278,000
Granted (in Dollars per share)	$ 2.29	$ 1.34
Incentive Units, Vested ending balance	13,933,597
Weighted- Average Grant Date Fair Value Per Unit, Vested ending balance (in Dollars per share)	$ 0.98
Vested	(2,071,314)	(3,953,659)
Vested	1.09	1.02
Incentive Units, Forfeitures	(93,712)	(595,458)
Weighted- Average Grant Date Fair Value Per Unit, Forfeitures (in Dollars per share)	$ 1.12	$ 0.95
Incentive Units, Unvested ending balance	3,160,557	5,137,583
Weighted- Average Grant Date Fair Value Per Unit, Unvested ending balance (in Dollars per share)	$ 1.18	$ 1